Shareholder Fees - FidelityTacticalBondFund-RetailPRO	Oct. 30, 2023 USD ($)
FidelityTacticalBondFund-RetailPRO | Fidelity Tactical Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none